Segment Information - Summary of Reconciliation of Reportable Segment Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Assets	$ 257,143	$ 244,180
Operating Segments
Segment Reporting Information [Line Items]
Assets	311,155	278,024	$ 263,710
Corporate and other
Segment Reporting Information [Line Items]
Assets	239,040	213,787
Eliminations
Segment Reporting Information [Line Items]
Assets	$ (293,052)	$ (247,631)